Earnings Per Share - Weighted Average Common Shares (Detail) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted-average number of common shares outstanding	483,634,135	493,106,315
Weighted-average number of vested DSUs	251,366	337,716
Basic	483,885,501	493,444,031
Effect of stock options and TRSUs	1,044,104	1,060,473
Diluted	484,929,605	494,504,504